Employee Benefit Plans - Schedule of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plans
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	$ 544,581	$ 654,536
Interest cost	23,287	23,836	$ 25,966
Benefits paid	(35,186)	(33,872)
Actuarial (gains)/losses	60,909	(46,800)
Plan Amendments	0	424
Settlements	0	53,543
Projected benefit obligation at end of year	593,591	544,581	654,536
Plan assets:
Fair value at beginning of year	361,891	464,441
Actual return on plan assets	75,405	(32,334)
Company contributions	18,589	17,199
Benefits paid	(35,186)	(33,872)
Settlements	0	53,543
Fair value at end of year	420,699	361,891	464,441
Funded status	(172,892)	(182,690)
Amounts Recognized in Consolidated Balance Sheets:
Current liabilities	0	0
Noncurrent liabilities	(172,892)	(182,690)
Total	(172,892)	(182,690)
Amounts Recognized in Accumulated Other Comprehensive Loss:
Net actuarial loss recognized in accumulated other comprehensive loss	(123,065)	120,191
Prior service cost recognized in accumulated other comprehensive loss	406	424
SERPs
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	16,985	23,691
Interest cost	718	746
Benefits paid	(1,019)	(1,021)
Actuarial (gains)/losses	1,857	(1,034)
Plan Amendments	0	0
Settlements	0	5,397
Projected benefit obligation at end of year	18,541	16,985	23,691
Plan assets:
Fair value at beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	1,019	6,418
Benefits paid	(1,019)	(1,021)
Settlements	0	5,397
Fair value at end of year	0	0	$ 0
Funded status	(18,541)	(16,985)
Amounts Recognized in Consolidated Balance Sheets:
Current liabilities	(1,214)	(1,231)
Noncurrent liabilities	(17,327)	(15,754)
Total	(18,541)	(16,985)
Amounts Recognized in Accumulated Other Comprehensive Loss:
Net actuarial loss recognized in accumulated other comprehensive loss	(7,240)	5,571
Prior service cost recognized in accumulated other comprehensive loss	$ 0	$ 0